Capital and Reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves [Abstract]
Capital and Reserves
22. Capital and Reserves

•	Share capital

Quantity of shares at December 31, 2022				Share capital December 31, 2022
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Paid-in

Ordinary	612,710,079	1	1	612,710	612,710
Banco BBVA Argentina S.A. is a corporation (
“sociedad anónima”
) incorporated under the laws of Argentina. The shareholders limit their liability to the shares subscribed and paid in, pursuant to the Argentine Companies Law (Law 19,550). Therefore, and pursuant to Law 25,738, it is reported that neither foreign capital majority shareholders nor local or foreign shareholders shall be liable in excess of the above-mentioned capital contribution for obligations arising from transactions carried out by the financial institution.

•	Share premium
The share premium account represents the difference between the par value of the shares issued and the subscription price.

•	Inflation adjustment to share capital
It comprises the cumulative monetary inflation adjustment on the share capital.

•	Other comprehensive income - Fair value reserve
The fair value reserve comprises the cumulative net change in the fair value of financial assets measured at FVOCI, net of the related income tax.

•	Other comprehensive income - Share of OCI from associates and joint ventures

•	This item corresponds to the Bank’s participation in the OCI of its associates and joint ventures.

•	Legal reserve
BCRA regulations establish that 20% of net income as determined in accordance with BCRA Generally Accepted Accounting Principles (BCRA GAAP), should be allocated to the legal reserve.

•	Other reserves
Set up to fulfil the requirement of the the Argentine National Securities Commission (CNV) where by the entire balance of retained earnings determined in accordance with BCRA GAAP needs to be allocated by the shareholders’ meeting to cash dividends, dividends in shares, set up reserves other than the legal reserve, or a combination there of.